Deferred Compensation Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 28, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Investments And Employee Deferred Compensation Plan [Line Items]
Percentage of deferred salary and commissions			25.00%
Percentage of bonuses			100.00%
Percentage of deferred matching contribution amount			25.00%
Matching contribution on deferred amount			$ 10
Vesting schedule			Five year
Assets held in mutual funds			4,245	3,754
Restricted investments			846	364	846
Trading gains & offsetting compensation expense	16	283	329	19
Distributions from the deferred compensation plan aggregated	$ 274		$ 357	$ 233